Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	WisdomTree Trust
Entity Central Index Key	0001350487
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000232397
Shareholder Report [Line Items]
Fund Name	WisdomTree Artificial Intelligence and Innovation Fund
Trading Symbol	WTAI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Artificial Intelligence and Innovation Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Artificial Intelligence and Innovation Fund	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 202,097,968
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$202,097,968 # of Portfolio Holdings78 Portfolio Turnover Rate12%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	78.9%
Consumer Discretionary	7.5%
Communication Services	7.1%
Industrials	3.5%
Health Care	2.9%
Other Assets and Liabilities (Net)	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Broadcom, Inc.	3.3%
Tesla, Inc.	3.0%
Marvell Technology, Inc.	2.9%
Meta Platforms, Inc.	2.8%
Apple, Inc.	2.8%
Palantir Technologies, Inc.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
NVIDIA Corp.	2.5%
Alphabet, Inc.	2.5%
ARM Holdings PLC	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000228013
Shareholder Report [Line Items]
Fund Name	WisdomTree Battery Value Chain and Innovation Fund
Trading Symbol	WBAT
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Battery Value Chain and Innovation Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Battery Value Chain and Innovation Fund	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 2,664,224
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,664,224 # of Portfolio Holdings118 Portfolio Turnover Rate33%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	52.9%
Materials	23.7%
Consumer Discretionary	11.7%
Information Technology	6.5%
Energy	3.3%
Utilities	1.5%
Other Assets and Liabilities (Net)	0.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Bloom Energy Corp.	7.3%
Joby Aviation, Inc.	5.6%
Bayerische Motoren Werke AG	3.9%
EnerSys	3.4%
Rolls-Royce Holdings PLC	3.3%
ChargePoint Holdings, Inc.	3.0%
Mitsubishi Heavy Industries Ltd.	2.3%
Aurubis AG	1.9%
Kongsberg Gruppen ASA	1.8%
TDK Corp.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000227588
Shareholder Report [Line Items]
Fund Name	WisdomTree BioRevolution Fund
Trading Symbol	WDNA
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree BioRevolution Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree BioRevolution Fund	$22	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 2,155,820
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,155,820 # of Portfolio Holdings92 Portfolio Turnover Rate7%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Health Care	83.8%
Materials	11.8%
Consumer Staples	3.6%
Energy	0.8%
Other Assets and Liabilities (Net)	0.0%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Natera, Inc.	4.0%
Twist Bioscience Corp.	3.7%
Novonesis (Novozymes) B	2.8%
Vericel Corp.	2.7%
Blueprint Medicines Corp.	2.5%
Veracyte, Inc.	2.4%
Eli Lilly & Co.	2.3%
Geron Corp.	2.2%
Bridgebio Pharma, Inc.	2.0%
Agios Pharmaceuticals, Inc.	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000214236
Shareholder Report [Line Items]
Fund Name	WisdomTree Cloud Computing Fund
Trading Symbol	WCLD
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Cloud Computing Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Cloud Computing Fund	$25	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
AssetsNet	$ 478,194,499
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$478,194,499 # of Portfolio Holdings66 Portfolio Turnover Rate15%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	86.8%
Financials	6.8%
Industrials	3.3%
Communication Services	1.5%
Health Care	1.4%
Other Assets and Liabilities (Net)	0.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Twilio, Inc.	2.3%
Bill Holdings, Inc.	2.2%
DocuSign, Inc.	2.1%
Atlassian Corp.	2.0%
Asana, Inc.	2.0%
AvePoint, Inc.	2.0%
Toast, Inc.	1.9%
Fastly, Inc.	1.9%
Shopify, Inc.	1.8%
Freshworks, Inc.	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000224004
Shareholder Report [Line Items]
Fund Name	WisdomTree Cybersecurity Fund
Trading Symbol	WCBR
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Cybersecurity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Cybersecurity Fund	$24	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
AssetsNet	$ 108,859,480
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$108,859,480 # of Portfolio Holdings25 Portfolio Turnover Rate19%
Holdings [Text Block]

Country Breakdown (% of Net Assets)

United States	93.0%
Japan	3.8%
Israel	3.2%
Other Assets and Liabilities (Net)	0.0%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Cloudflare, Inc.	5.9%
Elastic NV	5.8%
Crowdstrike Holdings, Inc.	5.8%
Datadog, Inc.	5.7%
Fortinet, Inc.	5.5%
CyberArk Software Ltd.	5.3%
Rapid7, Inc.	5.2%
Rubrik, Inc.	5.2%
Zscaler, Inc.	4.7%
Okta, Inc.	4.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000164637
Shareholder Report [Line Items]
Fund Name	WisdomTree Dynamic Currency Hedged International Equity Fund
Trading Symbol	DDWM
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Dynamic Currency Hedged International Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Dynamic Currency Hedged International Equity Fund	$21	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 293,580,031
Holdings Count | Holding	1,397
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$293,580,031 # of Portfolio Holdings1,397 Portfolio Turnover Rate25%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	20.8%
Industrials	17.4%
Consumer Discretionary	10.9%
Consumer Staples	9.5%
Health Care	7.8%
Materials	7.1%
Utilities	6.4%
Communication Services	6.2%
Energy	5.4%
Information Technology	4.4%
Other Sectors	3.3%
Other Assets and Liabilities (Net)	0.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

HSBC Holdings PLC	2.4%
Toyota Motor Corp.	1.5%
Novartis AG	1.5%
Shell PLC	1.0%
British American Tobacco PLC	1.0%
Nestle SA	1.0%
TotalEnergies SE	1.0%
LVMH Moet Hennessy Louis Vuitton SE	1.0%
Intesa Sanpaolo SpA	0.9%
Allianz SE	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000164635
Shareholder Report [Line Items]
Fund Name	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund
Trading Symbol	DDLS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	$25	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 354,233,294
Holdings Count | Holding	1,018
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$354,233,294 # of Portfolio Holdings1,018 Portfolio Turnover Rate38%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	25.2%
Financials	14.4%
Consumer Discretionary	14.2%
Materials	10.2%
Information Technology	7.9%
Consumer Staples	7.7%
Real Estate	6.0%
Communication Services	4.2%
Health Care	3.9%
Energy	3.5%
Other Sectors	2.1%
Other Assets and Liabilities (Net)	0.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Sydbank AS	0.8%
Hoegh Autoliners ASA	0.7%
Suedzucker AG	0.5%
TP ICAP Group PLC	0.5%
VTech Holdings Ltd.	0.5%
Plus500 Ltd.	0.5%
Cofinimmo SA	0.5%
Coface SA	0.5%
Spar Nord Bank AS	0.5%
Harel Insurance Investments & Financial Services Ltd.	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000227316
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets Efficient Core Fund
Trading Symbol	NTSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets Efficient Core Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Efficient Core Fund	$16	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 27,171,682
Holdings Count | Holding	415
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$27,171,682 # of Portfolio Holdings415 Portfolio Turnover Rate3%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	26.7%
Financials	19.2%
Consumer Discretionary	13.1%
Communication Services	9.6%
Materials	5.3%
Consumer Staples	4.8%
Energy	4.0%
Industrials	3.3%
Other Sectors	5.4%
Other Assets and Liabilities (Net)	8.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	12.4%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co. Ltd.	3.2%
Alibaba Group Holding Ltd.	2.7%
Naspers Ltd.	1.9%
China Construction Bank Corp.	1.4%
Reliance Industries Ltd.	1.4%
Meituan	1.4%
ICICI Bank Ltd.	1.3%
Infosys Ltd.	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000235377
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets ex-China Fund
Trading Symbol	XC
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets ex-China Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets ex-China Fund	$16	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 55,304,737
Holdings Count | Holding	741
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$55,304,737 # of Portfolio Holdings741 Portfolio Turnover Rate8%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	34.0%
Financials	21.3%
Consumer Discretionary	8.9%
Industrials	8.1%
Materials	6.5%
Consumer Staples	6.1%
Health Care	5.1%
Communication Services	4.2%
Energy	2.8%
Utilities	2.1%
Other Sectors	1.4%
Other Assets and Liabilities (Net)	(0.5)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	15.8%
Samsung Electronics Co. Ltd.	3.0%
HDFC Bank Ltd.	2.4%
Al Rajhi Bank	2.4%
Reliance Industries Ltd.	2.1%
ICICI Bank Ltd.	1.6%
MercadoLibre, Inc.	1.5%
MediaTek, Inc.	1.4%
Infosys Ltd.	1.4%
Hon Hai Precision Industry Co. Ltd.	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000227314
Shareholder Report [Line Items]
Fund Name	WisdomTree International Efficient Core Fund
Trading Symbol	NTSI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree International Efficient Core Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Efficient Core Fund	$13	0.26%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 327,859,456
Holdings Count | Holding	450
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$327,859,456 # of Portfolio Holdings450 Portfolio Turnover Rate0%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	19.8%
Industrials	15.4%
Health Care	11.5%
Consumer Discretionary	11.2%
Consumer Staples	8.0%
Information Technology	7.8%
Materials	6.2%
Communication Services	4.0%
Other Sectors	7.4%
Other Assets and Liabilities (Net)	8.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

ASML Holding NV	1.8%
Novo Nordisk AS	1.7%
SAP SE	1.6%
Toyota Motor Corp.	1.5%
Shell PLC	1.4%
Nestle SA	1.4%
Novartis AG	1.3%
HSBC Holdings PLC	1.2%
Roche Holding AG	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000168143
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Corporate Bond Fund
Trading Symbol	QIG
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. Corporate Bond Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Corporate Bond Fund	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 17,557,409
Holdings Count | Holding	494
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$17,557,409 # of Portfolio Holdings494 Portfolio Turnover Rate9%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	33.9%
Health Care	13.4%
Energy	8.4%
Utilities	8.2%
Information Technology	7.9%
Industrials	7.3%
Consumer Staples	5.5%
Consumer Discretionary	4.3%
Materials	3.8%
Communication Services	3.1%
Other Sectors	2.6%
Other Assets and Liabilities (Net)	1.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Bank of America Corp., 2.59%, due 4/29/2031	1.2%
Citigroup, Inc., 3.11%, due 4/8/2026	1.1%
Eversource Energy, 3.30%, due 1/15/2028	1.0%
Wells Fargo & Co., 4.81%, due 7/25/2028	0.9%
U.S. Bancorp, 5.78%, due 6/12/2029	0.9%
HCA, Inc., 4.13%, due 6/15/2029	0.9%
Morgan Stanley, 3.95%, due 4/23/2027	0.9%
Bank of America Corp., 3.19%, due 7/23/2030	0.8%
Capital One Financial Corp., 3.80%, due 1/31/2028	0.8%
Oracle Corp., 3.85%, due 7/15/2036	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000200315
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Efficient Core Fund
Trading Symbol	NTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. Efficient Core Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Efficient Core Fund	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 1,183,771,077
Holdings Count | Holding	502
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,183,771,077 # of Portfolio Holdings502 Portfolio Turnover Rate14%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	29.3%
Financials	13.2%
Consumer Discretionary	10.4%
Communication Services	9.8%
Health Care	8.7%
Industrials	7.0%
Consumer Staples	5.3%
Energy	2.8%
Other Sectors	4.9%
Other Assets and Liabilities (Net)	8.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Apple, Inc.	6.6%
NVIDIA Corp.	5.9%
Microsoft Corp.	5.5%
Alphabet, Inc.	4.1%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc.	2.7%
Tesla, Inc.	2.2%
Broadcom, Inc.	1.9%
Berkshire Hathaway, Inc.	1.7%
Eli Lilly & Co.	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000168145
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. High Yield Corporate Bond Fund
Trading Symbol	QHY
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. High Yield Corporate Bond Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. High Yield Corporate Bond Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
AssetsNet	$ 216,925,186
Holdings Count | Holding	480
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$216,925,186 # of Portfolio Holdings480 Portfolio Turnover Rate61%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Consumer Discretionary	19.9%
Communication Services	16.7%
Energy	15.5%
Industrials	10.9%
Financials	10.6%
Health Care	6.4%
Consumer Staples	5.1%
Real Estate	3.9%
Utilities	3.1%
Information Technology	3.0%
Other Sectors	2.9%
Other Assets and Liabilities (Net)	2.0%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

CommScope LLC, 6.00%, due 3/1/2026	0.5%
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/2027	0.5%
United Airlines, Inc., 4.63%, due 4/15/2029	0.5%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, due 8/15/2027	0.5%
Noble Finance II LLC, 8.00%, due 4/15/2030	0.5%
United Rentals North America, Inc., 3.88%, due 2/15/2031	0.5%
DaVita, Inc., 4.63%, due 6/1/2030	0.5%
Tenneco, Inc., 8.00%, due 11/17/2028	0.5%
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, due 2/15/2032	0.5%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, due 1/15/2030	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000168144
Shareholder Report [Line Items]
Fund Name	WisdomTree U.S. Short-Term Corporate Bond Fund
Trading Symbol	QSIG
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree U.S. Short-Term Corporate Bond Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Short-Term Corporate Bond Fund	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 43,263,102
Holdings Count | Holding	373
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$43,263,102 # of Portfolio Holdings373 Portfolio Turnover Rate27%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	39.9%
Health Care	11.1%
Information Technology	10.1%
Industrials	8.4%
Energy	6.2%
Utilities	5.4%
Consumer Discretionary	5.3%
Consumer Staples	4.2%
Communication Services	2.1%
Real Estate	1.8%
Other Sectors	3.2%
Other Assets and Liabilities (Net)	2.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.13%, due 10/31/2029	1.4%
Citigroup, Inc., 4.45%, due 9/29/2027	1.1%
Citigroup, Inc., 3.20%, due 10/21/2026	0.9%
Bank of America Corp., 3.71%, due 4/24/2028	0.8%
VMware LLC, 1.40%, due 8/15/2026	0.7%
JPMorgan Chase & Co., 3.96%, due 1/29/2027	0.7%
Wells Fargo & Co., 4.30%, due 7/22/2027	0.7%
Goldman Sachs Group, Inc., 2.64%, due 2/24/2028	0.7%
CVS Health Corp., 4.30%, due 3/25/2028	0.7%
Wells Fargo & Co., 3.53%, due 3/24/2028	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory